Securities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Securities [Abstract]
Held-to-maturity, securities transferred to available-for-sale, amortized cost	$ 1,117
Held-to-maturity, securities transferred to available-for-sale, fair value	1,070
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	$ 87	$ 65